INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX [Abstract]
Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31 follows:

	2018	2017	2016
	(In thousands)
Current expense	$-	$1,927	$362
Deferred expense	9,294	10,071	9,756
Change in statutory rate	-	5,965	-
Valuation allowance - change in estimate	-	-	17
Income tax expense	$9,294	$17,963	$10,135

Reconciliation of Income Tax Expense Computed by Applying the Statutory Federal Income Tax Rate
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 to the income before income tax for the years ended December 31 follows:

	2018	2017	2016
	(In thousands)
Statutory rate applied to income before income tax	$10,318	$13,453	$11,515
Tax-exempt income	(383)	(777)	(534)
Share-based compensation	(367)	(287)	(348)
Bank owned life insurance	(229)	(372)	(477)
Unrecognized tax benefit	(162)	(123)	(155)
Non-deductible meals, entertainment and memberships	85	64	46
Change in statutory rate	-	5,965	-
Net change in valuation allowance	-	-	17
Other, net	32	40	71
Income tax expense	$9,294	$17,963	$10,135

Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2018	2017
	(In thousands)
Deferred tax assets
Allowance for loan losses	$5,052	$4,743
Alternative minimum tax credit carry forward	1,686	6,113
Property and equipment	1,569	1,686
Unrealized loss on securities available for sale	1,113	125
Share-based compensation	900	677
Unrealized loss on equity securities	295	—
Reserve for unfunded lending commitments	272	236
Deferred compensation	253	229
Other than temporary impairment charge on securities available for sale	187	210
Non accrual loan interest income	179	176
Loss reimbursement on sold loans reserve	165	140
Purchase premiums, net	71	699
Vehicle service contract counterparty contingency reserve	70	117
Loss carryforwards	—	3,752
Litigation settlement	—	477
Unrealized loss on trading securities	—	283
Other	194	149
Gross deferred tax assets	12,006	19,812
Deferred tax liabilities
Capitalized mortgage loan servicing rights	4,494	3,297
Deferred loan fees	1,706	1,327
Federal Home Loan Bank stock	27	27
Unrealized gain on derivative financial instruments	—	72
Gross deferred tax liabilities	6,227	4,723
Deferred tax assets, net	$5,779	$15,089

Changes in Unrecognized Tax Benefits
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2018	2017	2016
	(In thousands)

Balance at beginning of year	$724	$840	$976
Additions based on tax positions related to the current year	26	7	19
Reductions due to the statute of limitations	(162)	(123)	(155)
Reductions due to settlements	-	-	-
Balance at end of year	$588	$724	$840